Filed Pursuant to Rule 497(a)
File No. 333-176182

VII PEAKS-KBR CO-OPTIVIST™ INCOME BDC II

A PUBLICLY REGISTERED NON-TRADED BUSINESS DEVELOPMENT COMPANY

INVESTING IN DISCOUNTED DEBT OF PUBLIC AND PRIVATE COMPANIES

VII PEAKS · KBR
CO-OPTIVIST™ FUNDS

• 2 S UMMARY OF R ISKS 1  This presentation is preceded or accompanied by a prospectus. Additional copies of the prospectus may be obtained by contacting KBR Capital Markets at 877 - 7000 - KBR.  VII Peaks - KBR C0 - Optivist Income BDC II, Inc. (the “Company”) is a newly formed, development stage entity with no operating history or revenues, and there is no basis on which to evaluate our ability to achieve the business objectives - The Manager is a newly - formed entity with no history of managing a portfolio of debt securities;  Our resources may be insufficient to cover operating expenses and expenses of consummating our business acquisitions;  We have full authority and discretion over the timing and amount of distributions, and we may decide to reduce or eliminate distributions at any time, which may have an adverse affect on investors;  Potential target companies in which to invest have not been selected. As a result, you will be unable to ascertain the merits or risks of the business or businesses in which we may ultimately invest;  Purchases of debt securities of financially stressed companies creates an enhanced risk of substantial loss or loss of entire investment - The capital structures of target companies may have significant leverage – this may increase exposure to adverse economic factors;  There is currently no market for our common stock nor is it expected that a market will develop in the foreseeable future, which adversely affects the liquidity and price of our common stock. 1 For a further discussion and detail of risks relevant to the Funds, see the “Risk Factors” section of the prospectus, Pg 23.

• 3 S UMMARY OF R ISKS – C ONT . 1  While we intend to conduct quarterly tender offers for a limited number of our shares pursuant to our share repurchase program beginning with the first calendar quarter following the one - year anniversary of achieving the minimum offering requirement, we may suspend or terminate the share repurchase program at any time;  A significant portion of our portfolio will be recorded at fair value as determined in good faith by our board of directors and, as a result, there will be uncertainty as to the value of our portfolio investments;  The potential for our Manager to earn incentive fees under the investment advisory agreement may create an incentive to it to enter into investments that are riskier and more speculative than would otherwise be in our best interests;  This is a “best efforts” offering and, if we are able to raise substantial funds then we will be more limited in the number and type of investments we make. As a result, our ability to diversify will be constrained; ▪ If we fail to qualify for or maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution, and the amount of our distributions;  Our Manager and certain of its affiliates, some of which may have the same or substantially similar investment objectives as the Company, face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments. 1 For a further discussion and detail of the disclosures listed, see the “Risk Factors” section of the prospectus, Pg 23.

• 4 D ISCUSSION TOPICS  Who is VII Peaks - KBR and What is Co - Optivist tm ?  What is the Investment Opportunity of VII Peaks - KBR Co - Optivist TM Income BDC II?  What are the Features of a BDC?

• 5 W HO IS VII P EAKS - KBR? VII Peaks - KBR is a sponsor of alternative investments, including the VII Peaks - KBR Co - Optivist tm Income BDC II The principals have broad investment experience 1 including:  $40+ billion of corporate finance transactions  $20+ billion of underwriting and issuing corporate debt products  $1+ billion as principal investors in leveraged buyout and private equity transactions  Serving as financial advisers to private equity funds, venture capital firms and corporations 1 Prior performance is not indicative of future results. There can be no assurance that future projects will achieve comparable results . Dollar amounts include transactions that the principals have been involved with while at VII Peaks Capital and other firms and includes transactions that were ultimately not completed. See "Management" section of the Prospectus for disclosure of the business backgrounds of the principals.

• 6 W HAT IS THE C O - O PTIVIST TM A PPROACH ? The Co - Optivist™ (“cooperative activism”) approach is a proprietary strategy 1 developed by VII Peaks Capital. The Co - Optivist™ approach involves primarily investing in:  Discounted corporate debt securities of public and private companies that have; • a perceived risk of near term liquidity issues, but have solid fundamentals and business prospects including, – historical revenue growth – positive cash flow – sufficient asset coverage 1 Please see the Business section of the prospectus Page 48 for further details.

• 7 W HAT IS THE C O - O PTIVIST TM A PPROACH ? The VII Peaks - KBR Co - Optivist ™ approach anticipates providing a consistent cash flow to investors from traded bond coupon payments, while proactively engaging the target company’s management to:  Restructure the underlying corporate debt securities  De - lever the target company’s balance sheet  Improve the company’s overall liquidity  Provide potential event - driven appreciation VII Peaks - KBR does not provide financing and is not a lender, but rather assists the target company in restructuring or refinancing their debt, thereby creating potential appreciation for the BDCs investors

• 8 I NVESTMENT S ELECTION P ROCESS ¹ ¹ Please see page 53 - 56 of the Prospectus for a full discussion

• 9 D ISCUSSION TOPICS  Who is VII Peaks - KBR and What is Co - Optivist tm ?  What is the Investment Opportunity of VII Peaks - KBR Co - Optivist TM Income BDC II?  What are the features of a BDC?

• 10 S UMMARY OF C O - O PTIVIST TM S TRATEGY Approach target company management with a debt restructuring proposal Purchase publicly traded corporate debt in the secondary loan market at a discount to par (senior loans, high yield, convertible debt) C oupon payments received from the target company are used to pay investors a quarterly or more frequent distributions. Cash flow to investors is not expected to be dependent on debt restructuring Negotiate with management team in a cooperative fashion, but as an activist on behalf of bondholders to de - lever the target company’s balance sheet Target company and bondholders agree to terms of restructuring May result in a capital gain upon receipt of new bonds, cash or stock. Exit investment at appropriate price and time in the secondary loan market. Each restructuring is anticipated to take 3 to 12 months Upon acceptance of the terms of the restructuring, receive new bonds, cash or stock combination The Co - Optivist tm strategy provides Investors:  Regular distributions anticipated from a strategy that invests in short duration fixed income and high - yield traded debt securities  Potential capital appreciation from the restructuring of the corporate debt Cash Flow Restructuring Appreciation There is no guarantee that these objectives will be met or that an investment will be profitable. Investments are subject to risks and may lose principal. Please refer to the prospectus for risks and details.

• 11 For illustration purposes only. Bond prices and discounts may vary. There is no guarantee that a bond will increase in value or be repaid. C O - O PTIVIST TM S TRATEGY E XAMPLE Potential Opportunity A bond that is purchased at a discount and later is paid back at par, may provide potential appreciation , in addition to potential cash flow. The VII Peaks - KBR Co - Optivist approach seeks to: • Improve the probability of a successful repayment at Par • While compressing the timeframe within which the event occurs • Thereby, increasing the IRR and creating an event that is not correlated to the market . VII Peaks - KBR Seeks to Purchase at a Discount Price May Decrease Due to Market Factors Original Issue Price “Par” G OAL IS R EPAYMENT AT “P AR ” V ALUE Accelerate Repayment

• 12 12 ● According to JP Morgan 1 (August 2011), approximately $1.2 trillion of US based high yield and institutional loans will mature between 2012 and 2017. ● JP Morgan expects continued low demand for collateralized debt and soft economic growth to keep credit markets tight. ● Amount of speculative - grade debt (“BB+” and lower) coming due will continue to be a large share of overall maturing debt. ● Corporate borrowers at low end of ratings scale will need to climb a “Refinancing Wall” and may have limited experience with refinancing. 1 SOURCE: J.P. MORGAN, MARKIT, FUND EVALUATION GROUP (AUGUST 31, 2011) A DDRESSABLE M ARKET S IZE ● VII Peaks - KBR Co - Optivist tm strategy seeks to take advantage of this debt maturity opportunity by purchasing the discounted debt of target companies and then proactively seeking a debt restructuring to create potential growth for the BDC.

VII PEAKS-KBR CO-OPTIVIST INCOME BDC II HIGHLIGHTS[1]

- **MAXIMUM OFFERING:** $750,000,000
- **MINIMUM INVESTMENT:** $5,000
- **REPORTING:** Quarterly valuations, public reporting and audited financial statements
- **DISTRIBUTIONS:** Regular distributions anticipated, as approved by the board of directors*
- **TERM:** 5 year anticipated term from offering close
- **TAX REPORTING:** 1099
- **LIQUIDITY:** 20% of total shares available for investor redemption per year (5% quarterly)[2]
- **SUITABILITY:** Net worth[3] of at least $70,000 and annual gross income of at least $70,000; or a net worth of at least $250,000
- **FEES TO MANAGER:** 2%-1.5% declining base management fee
  20% Incentive fee paid in connection with capital gains
  No acquisition costs. No disposition, origination, or transaction fees

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*There can be no assurance that we can maintain distributions at any particular level.

1 For further information regarding Offering features see the prospectus. Investments in any security involve a high degree of risk and should only be considered by investors who can withstand the loss of their investment. Prospective investors should carefully review the "Risk Factors" section of the prospectus.

2 Commencing upon the first quarter following the one year anniversary of meeting the offering minimum. Calculated on the weighted average of shares outstanding during the prior year. Redemptions are subject to Board approval and may be suspended or terminated at any time, as provided in prospectus dated March 9, 2012 (page 114).

3 Net worth does not include home, furnishings or personal automobiles. The following states have additional suitability standards: AL, CA, IA, KS, KY, ME, NJ, NM, ND, OK, OR and TN. See the "Suitability Standards" section of the prospectus.

VII PEAKS · KBR
CO-OPTIVIST™ FUNDS

13

• 14 D ISCUSSION TOPICS  Who is VII Peaks - KBR and What is Co - Optivist tm ?  What is the Investment Opportunity of VII Peaks - KBR Co - Optivist TM Income BDC II?  What are the features of a BDC?

• 15 W HAT IS A BDC?  Business Development Companies (BDCs) were created by Congress in 1980  BDCs enable individual investors to invest in stocks and bonds of private and small public American owned companies  BDCs provide potential diversification that may be similar to institutionally managed portfolios  80%+ of institutional investors have allocated a portion of their portfolio to direct investments in privately owned companies 1 1 Source: Council of Institutional Investors Asset Allocation Survey 2010

• 16 F EATURES OF BDC S AND THE VII P EAKS - KBR C O - O PTIVIST TM A PPROACH Features of All Publicly Registered Non - Listed BDCs x Valuations Required Quarterly x SEC Regulated, including Public Reporting x Must have a Registered Investment Advisor (RIA) x Share Price Adjustments Mandatory on Increasing NAV x Affiliated Transaction Restrictions, Limiting Conflicts of Interest x 1 to 1 Leverage Restriction x Not subject to the volatility of the stock market Features of VII Peaks - KBR Co - Optivist tm BDC 1 x Invests in Short - Term 24 Month Average Duration, Discounted, Traded Bonds x Fixed Income or High - Yield Diversification Alternative x Consistent Cash Flow Anticipated x Event Driven Growth Strategy x 5 Year Anticipated Term x Up to 20% Liquidity Per Year Available x N o Leverage Currently. Little or None Anticipated. 1 See slide 13, Highlights, for more information and disclosures.

• 17 I NVESTORS ARE ENCOURAGED TO CONTACT THEIR F INANCIAL A DVISOR FOR FURTHER INFORMATION Securities offered through KBR Capital Markets, LLC, Member FINRA/SIPC www.viipeaks - kbr.com 877 - 7000 - KBR (527) VII P EAKS - KBR C O - O PTIVIST ™ I NCOME BDC II A PUBLICLY REGISTERED NON - TRADED BUSINESS DEVELOPMENT COMPANY I NVESTING IN D ISCOUNTED D EBT OF P UBLIC AND P RIVATE C OMPANIES The information contained herein is proprietary to and copyrighted by VII Peaks - KBR and any unauthorized reproduction is strictly prohibited.